Shares (Tables)	12 Months Ended
Dec. 31, 2020
Shares
Schedule of shares in subsidiaries

Shares in subsidaries	December 31, 2020		December 31, 2019
Skr mn	Book value	Number of shares	Book value	Number of shares
SEKETT AB (reg. no 559132-9668)	0	50	0	50